AB Cap Fund, Inc.

AB Mid Cap Value Portfolio

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Industrials – 18.7%
Aerospace & Defense – 1.5%
Hexcel Corp.	554	$34,985

Air Freight & Logistics – 3.4%
CH Robinson Worldwide, Inc.	277	35,650
GXO Logistics, Inc.(a)	846	44,542

		80,192

Construction & Engineering – 1.9%
Fluor Corp.(a)	635	26,048
WillScot Holdings Corp.	786	19,052

		45,100

Ground Transportation – 1.2%
ArcBest Corp.	367	27,070

Machinery – 3.8%
CNH Industrial NV	3,897	44,621
Oshkosh Corp.	322	44,877

		89,498

Marine Transportation – 1.0%
Kirby Corp.(a)	226	21,967

Professional Services – 1.8%
CACI International, Inc. - Class A(a)	88	42,215

Trading Companies & Distributors – 4.1%
Core & Main, Inc. - Class A(a)	468	30,289
United Rentals, Inc.	68	65,031

		95,320

		436,347

Financials – 15.2%
Banks – 3.8%
First Citizens BancShares, Inc./NC - Class A	20	39,678
M&T Bank Corp.	246	49,608

		89,286

Capital Markets – 4.6%
Cboe Global Markets, Inc.	214	50,493
Invesco Ltd.	2,574	56,345

		106,838

Financial Services – 2.4%
Corebridge Financial, Inc.	1,606	55,841

Insurance – 4.4%
American Financial Group, Inc./OH	390	52,986
Willis Towers Watson PLC	151	49,345

		102,331

		354,296

Company	Shares	U.S. $ Value

Health Care – 10.8%
Health Care Equipment & Supplies – 2.7%
Becton Dickinson & Co.	175	$33,771
Globus Medical, Inc. - Class A(a)	460	28,184

		61,955

Health Care Providers & Services – 6.6%
CVS Health Corp.	629	46,012
Encompass Health Corp.	453	55,157
Labcorp Holdings, Inc.	186	51,706

		152,875

Life Sciences Tools & Services – 1.5%
ICON PLC(a)	200	35,588

		250,418

Information Technology – 10.7%
Electronic Equipment, Instruments & Components – 2.2%
TD SYNNEX Corp.	352	52,120

IT Services – 1.0%
Globant SA(a)	349	23,474

Semiconductors & Semiconductor Equipment – 3.7%
NXP Semiconductors NV	222	52,137
ON Semiconductor Corp.(a)	663	32,878

		85,015

Software – 1.4%
ACI Worldwide, Inc.(a)	683	33,706

Technology Hardware, Storage & Peripherals – 2.4%
Sandisk Corp./DE(a)	187	9,812
Western Digital Corp.	562	45,151

		54,963

		249,278

Real Estate – 9.5%
Health Care REITs – 1.3%
Ventas, Inc.	453	30,840

Hotel & Resort REITs – 1.0%
Ryman Hospitality Properties, Inc.	238	23,512

Real Estate Management & Development – 2.5%
CBRE Group, Inc. - Class A(a)	357	57,877

Residential REITs – 1.2%
UDR, Inc.	721	28,530

Specialized REITs – 3.5%
Digital Realty Trust, Inc.	250	41,910
VICI Properties, Inc.	1,165	39,354

		81,264

		222,023

Company	Shares	U.S. $ Value

Consumer Discretionary – 7.0%
Hotels, Restaurants & Leisure – 1.8%
Hyatt Hotels Corp. - Class A(b)	296	$42,707

Specialty Retail – 4.6%
AutoZone, Inc.(a)	16	67,176
Bath & Body Works, Inc.	1,327	38,762

		105,938

Textiles, Apparel & Luxury Goods – 0.6%
Crocs, Inc.(a)	163	14,214

		162,859

Consumer Staples – 6.8%
Consumer Staples Distribution & Retail – 4.3%
BJ’s Wholesale Club Holdings, Inc.(a)	410	40,049
Dollar Tree, Inc.(a)	554	60,480

		100,529

Personal Care Products – 2.5%
Kenvue, Inc.	2,728	56,497

		157,026

Energy – 6.7%
Energy Equipment & Services – 1.9%
TechnipFMC PLC	1,239	45,546

Oil, Gas & Consumable Fuels – 4.8%
Cameco Corp.	135	10,447
EOG Resources, Inc.	461	57,542
Valero Energy Corp.	285	43,323

		111,312

		156,858

Utilities – 6.3%
Electric Utilities – 3.0%
Alliant Energy Corp.	1,073	69,820

Multi-Utilities – 3.3%
Ameren Corp.	775	77,330

		147,150

Materials – 6.3%
Chemicals – 4.5%
Corteva, Inc.	778	57,720
RPM International, Inc.	374	46,866

		104,586

Metals & Mining – 1.8%
Reliance, Inc.	138	40,801

		145,387

Communication Services – 1.5%
Media – 1.5%
Nexstar Media Group, Inc.	174	35,588

Company	Shares	U.S. $ Value

Total Common Stocks (cost $2,079,249)		$2,317,230

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(c) (d) (e) (cost $28,296)	28,296	28,296

Total Investments – 100.7% (cost $2,107,545)(f)		2,345,526
Other assets less liabilities – (0.7)%		(15,929)

Net Assets – 100.0%		$2,329,597

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $315,993 and gross unrealized depreciation of investments was $(78,012), resulting in net unrealized appreciation of $237,981.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Mid Cap Value Portfolio

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,317,230	$—	$—	$2,317,230
Short-Term Investments	28,296	—	—	28,296

Total Investments in Securities	2,345,526	—	—	2,345,526
Other Financial Instruments(b)	—	—	—	—

Total	$2,345,526	$—	$—	$2,345,526

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$55	$248	$275	$28	$1